PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Property Plant And Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following at the dates indicated (in thousands):

	September 30, 2019	December 31, 2018
Buildings and improvements	$130,181	$129,971
Furniture and equipment	59,883	58,706
Funeral home land	14,185	14,185
Property and equipment, gross	204,249	202,862
Less: Accumulated depreciation	(95,257)	(90,146)
Property and equipment, net of accumulated depreciation	$108,992	$112,716

Property and equipment consisted of the following at the dates indicated (in thousands):

	December 31,
	2018	2017
Buildings and improvements	$129,971	$125,337
Furniture and equipment	58,706	57,514
Funeral home land	14,185	14,185
Property and equipment, gross	202,862	197,036
Less: Accumulated depreciation	(90,146)	(82,946)
Property and equipment, net of accumulated depreciation	$112,716	$114,090